LEASES (Schedule of Supplemental Balance Sheet Information Related to Leases) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Operating lease ROU assets	$ 10,442	$ 10,367
Other current liabilities	2,838	2,725
Operating lease liabilities	7,512	7,562
Total operating lease liabilities	$ 10,350	$ 10,287